AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.4%
Financials - 22.7%
Banks - 9.8%
Citigroup, Inc.	389,600	$26,913,568
JPMorgan Chase & Co.	322,280	37,929,133
Wells Fargo & Co.	734,090	37,027,500

		101,870,201

Capital Markets - 1.4%
Goldman Sachs Group, Inc. (The)	28,080	5,819,019
TD Ameritrade Holding Corp.	181,190	8,461,573

		14,280,592

Consumer Finance - 2.4%
Capital One Financial Corp. (a)	280,236	25,495,871

Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc.-Class B (b)	157,812	32,828,052

Insurance - 5.9%
Aflac, Inc. (a)	135,700	7,099,824
Allstate Corp. (The)	197,260	21,438,217
Fidelity National Financial, Inc.	357,930	15,895,671
Reinsurance Group of America, Inc.-Class A	104,617	16,726,166

		61,159,878

		235,634,594

Health Care - 15.9%
Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (b)	145,620	14,262,023
Amgen, Inc. (a)	58,490	11,318,400
Biogen, Inc. (b)	40,615	9,455,984
Celgene Corp. (b)	68,780	6,829,854
Gilead Sciences, Inc.	249,623	15,821,106

		57,687,367

Health Care Providers & Services - 3.7%
Anthem, Inc.	59,910	14,384,391
Cigna Corp. (b)	95,511	14,497,615
Quest Diagnostics, Inc.	87,650	9,381,179

		38,263,185

Pharmaceuticals - 6.6%
Pfizer, Inc.	892,896	32,081,753
Roche Holding AG (Sponsored ADR)	1,002,040	36,524,358

		68,606,111

		164,556,663

Industrials - 11.8%
Aerospace & Defense - 4.2%
Curtiss-Wright Corp.	55,860	7,226,608
Hexcel Corp.	85,570	7,027,864
Raytheon Co.	150,701	29,566,029

		43,820,501

Company	Shares	U.S. $ Value
Airlines - 2.1%
Alaska Air Group, Inc.	77,070	$5,002,614
Delta Air Lines, Inc.	170,330	9,811,008
Southwest Airlines Co. (a)	136,910	7,394,509

		22,208,131

Construction & Engineering - 0.8%
EMCOR Group, Inc.	100,790	8,680,035

Electrical Equipment - 0.4%
Hubbell, Inc.	29,880	3,926,232

Machinery - 2.3%
Altra Industrial Motion Corp. (a)	283,014	7,838,073
Crane Co.	153,580	12,383,155
Parker-Hannifin Corp.	22,250	4,018,572

		24,239,800

Professional Services - 0.4%
Robert Half International, Inc. (a)	66,650	3,709,739

Road & Rail - 1.6%
Kansas City Southern	61,200	8,140,212
Norfolk Southern Corp. (a)	22,890	4,112,417
Saia, Inc. (b)	42,598	3,991,433

		16,244,062

		122,828,500

Communication Services - 8.7%
Diversified Telecommunication Services - 7.3%
Comcast Corp.-Class A	659,600	29,734,768
Verizon Communications, Inc.	768,110	46,363,120

		76,097,888

Media - 1.4%
Discovery, Inc.-Class A (a)(b)	542,124	14,436,762

		90,534,650

Information Technology - 8.7%
Communications Equipment - 3.1%
Cisco Systems, Inc.	309,150	15,275,102
F5 Networks, Inc. (b)	122,300	17,173,366

		32,448,468

Electronic Equipment, Instruments & Components - 3.2%
Dolby Laboratories, Inc.-Class A	302,725	19,568,144
FLIR Systems, Inc. (a)	76,240	4,009,462
Keysight Technologies, Inc. (a)(b)	40,290	3,918,202
Littelfuse, Inc.	32,294	5,726,049

		33,221,857

IT Services - 2.4%
Akamai Technologies, Inc. (b)	77,520	7,083,778
Leidos Holdings, Inc.	97,342	8,359,731

Company	Shares	U.S. $ Value
MAXIMUS, Inc.	118,110	$9,125,178

		24,568,687

		90,239,012

Energy - 7.2%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (b)	88,280	4,429,890

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	103,200	12,239,520
ConocoPhillips	299,790	17,082,034
Exxon Mobil Corp.	182,830	12,909,627
Phillips 66	274,760	28,135,424

		70,366,605

		74,796,495

Consumer Discretionary - 6.1%
Auto Components - 1.2%
BorgWarner, Inc.	101,190	3,711,649
Gentex Corp.	332,650	9,159,518

		12,871,167

Household Durables - 1.8%
DR Horton, Inc.	204,600	10,784,466
Garmin Ltd.	87,590	7,417,997

		18,202,463

Internet & Direct Marketing Retail - 1.5%
Expedia Group, Inc.	118,020	15,863,068

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	52,560	8,693,424
Murphy USA, Inc. (b)	94,510	8,061,703

		16,755,127

		63,691,825

Real Estate - 4.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Mid-America Apartment Communities, Inc.	63,840	8,299,838
Regency Centers Corp.	243,920	16,950,001

		25,249,839

Real Estate Management & Development - 2.5%
CBRE Group, Inc.-Class A (b)	484,790	25,698,718

		50,948,557

Consumer Staples - 3.7%
Food & Staples Retailing - 3.7%
Walmart, Inc.	321,507	38,156,451

Materials - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV-Class A (a)	44,560	3,986,783

Company	Shares	U.S. $ Value
Metals & Mining - 0.3%
BHP Group Ltd. (Sponsored ADR) (a)	69,760	$3,444,749

		7,431,532

Total Common Stocks (cost $822,571,761)		938,818,279

SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 10.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.89% (c)(d)(e) (cost $110,586,435)	110,586,435	110,586,435

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $933,158,196)		1,049,404,714

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (c)(d)(e) (cost $1,275,000)	1,275,000	1,275,000

Total Investments - 101.2% (cost $934,433,196) (f)		1,050,679,714
Other assets less liabilities - (1.2)%		(12,039,222)

Net Assets - 100.0%		$1,038,640,492

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,164,671 and gross unrealized depreciation of investments was $(14,918,153), resulting in net unrealized appreciation of $116,246,518.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$938,818,279		$	– 0	–	$	– 0	–	$938,818,279
Short-Term Investments	110,586,435			– 0	–		– 0	–	110,586,435
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,275,000			– 0	–		– 0	–	1,275,000

Total Investments in Securities	1,050,679,714			– 0	–		– 0	–	1,050,679,714
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,050,679,714		$	– 0	–	$	– 0	–	$1,050,679,714

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,547		$326,320	$280,281	$110,586	$188
Government Money Market Portfolio*	– 0	–	162,298	161,023	1,275	9

Total	$64,547		$488,618	$441,304	$111,861	$197

*	Investments of cash collateral for securities lending transactions.